Total Equity (Tables)	12 Months Ended
Dec. 31, 2021
Total Equity
Schedule of Number of Shares

	Issued	Treasury
Millions	Capital	Shares
1/1/2019	1,228.5	-34.9
12/31/2019	1,228.5	-34.9
Purchase of treasury shares	0	-14.1
12/31/2020	1,228.5	-48.9
12/31/2021	1,228.5	-48.9

Schedule of Other Components of Equity

€ millions	Exchange	Cash Flow	Total
	Differences	Hedges/Cost of
		Hedging
1/1/2019	1,239	-5	1,234
Other comprehensive income for items that will be reclassified to profit or loss, net of tax	537	-1	536
12/31/2019	1,776	-6	1,770
Other comprehensive income for items that will be reclassified to profit or loss, net of tax	-2,792	10	-2,782
12/31/2020	-1,016	4	-1,012
Other comprehensive income for items that will be reclassified to profit or loss, net of tax	2,846	-26	2,819
12/31/2021	1,830	-22	1,808